Schedule of reconciliation between of the statutory tax rate to the effective tax rate (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Income Tax Disclosure [Abstract]
Loss before tax	$ (1,109,023)	$ (1,508,604)	$ (1,085,767)	$ (1,087,171)
Loss before tax	(16.70%)	(16.70%)	(16.70%)	(17.10%)
Loss before tax	0.50%	0.50%	0.70%	0.60%
Loss before tax	(1.90%)	(1.90%)	(0.80%)	(0.80%)
Loss before tax	18.10%	18.10%	16.80%	17.30%
Loss before tax